Financial Assets At Fair Value Through Profit Or Loss And Stock Loan	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Abstract]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan

13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS AND STOCK LOAN

	As of December 31,
	2020	2021
	HK$	HK$
Financial assets at fair value through profit or loss, other than stock loan	1,377,856,715	2,574,695,685
Stock loan	878,483,400	211,331,400

Total financial assets at fair value through profit or loss	2,256,340,115	2,786,027,085

Listed equity shares, at quoted price
—Investment A	1,001,399,213	1,055,407,260

Total listed equity shares, at quoted price	1,001,399,213	1,055,407,260

Unlisted equity shares
—Investment B	85,706,112	86,195,893
—Investment C	24,111,436	21,954,381
—Investment D	190,038,137	—
— Investment E (Note 27( A )(ii))	892,565,280	1,120,244,487
—Investment F	—	9,979,264
— Investment G (Note 27( A )(ii))	—	480,700,000
—Investment H	—	11,545,800

Total unlisted equity shares	1,192,420,965	1,730,619,825

Unlisted equity linked notes
—Investment I	62,519,937	—

Total unlisted equity linked notes	62,519,937	—

	2,256,340,115	2,786,027,085

The above unlisted investments at December 31, 2020 and 2021 were equity shares investments issued by enterprises. Financial assets at fair value through profit or loss are categorized into levels 1 to 3. Refer to Note 29 for more information.
On September 17, 2017, the Group entered into certain stock lending agreements with a then shareholder of our immediate holding company, pursuant to which the Group lent certain listed equity shares of Investment A to the then shareholder, who further pledged the shares to a third party as collateral as of December 31, 2020 and these shares have been settled during the year ended December 31, 2021.
On May 1, 2020, the Group entered into a stock lending agreement with the then fellow subsidiary pursuant to which the Group lent certain listed equity shares of Investment A to the then fellow subsidiary and these shares have been returned during the year ended December 31, 2021.
On December 28, 2021, the Group entered into a stock lending agreement with a related company, pursuant to which the Group lent certain listed equity shares of Investment A to the related company, with an interest of 2% per annum based on market value of the listed equity shares of the previous month end.
As of December 31, 2020 and 2021, the fair values of the listed equity shares underlying the stock loan were HK$878,483,400 and HK$211,331,400 respectively. In addition, the net fair value changes on the stock loan were HK$324,855,300 and HK$47,378,880 for the years ended December 31, 2020 and 2021, respectively.
During the year ended December 31, 2020, the Group obtained certain ownership interest in Investment E (AMTD Digital Inc., a fellow subsidiary) in exchange for extinguishment of HK$556,161,528 of
current accounts due from the immediate holding company. The Group does not have right to participate in its policy-making processes, to appoint director nor management or to interchange managerial personnel; accordingly, the Group concluded that it does not have significant influence to direct the relevant activities of the investee and classified the investment as a financial asset at fair value through profit or loss.
During the year ended December 31, 2021, the Group obtained certain ownership interest in Investment G (AMTD Assets Alpha Group, a fellow subsidiary) in exchange for extinguishment of HK$163,180,000 of current accounts due from the immediate holding company. The Group does not have right to participate in its policy-making processes, to appoint director nor management or to interchange managerial personnel; accordingly, the Group concluded that it does not have significant influence to direct the relevant activities of the investee and classified the investment as a financial asset at fair value through profit or loss.
During the year ended December 31, 2020, on the Group’s periodic review, the Group re-evaluated
the classification of these investments and reclassified these investments as non-current.